Convertible Preferred Stock and Stockholders' Deficit (Details 2) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Convertible Preferred Stock and Stockholders' Deficit
Warrants for the purchase of shares of common stock, issued (in shares)	23,999			23,999	472,465
Warrants for the purchase of shares of common stock, exercised (in shares)			129,613	129,613
Proceeds from warrants exercised	$ 1,800	$ 26,000	$ 9,700	$ 9,700
Warrants for the purchase of shares of common stock, outstanding (in shares)			342,854
Exercise price of warrants (in dollars per share)			$ 0.08
Fair value of common stock warrants			$ 148,000